UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:        811-2687

NAME OF REGISTRANT:                        VANGUARD MUNICIPAL BOND FUNDS

ADDRESS OF REGISTRANT:                     PO BOX 2600, VALLEY FORGE, PA 19482

NAME AND ADDRESS OF AGENT FOR SERVICE:     ANNE E. ROBINSON
                                           PO BOX 876
                                           VALLEY FORGE, PA 19482

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:   (610) 669-1000

DATE OF FISCAL YEAR END:                   OCTOBER 31

DATE OF REPORTING PERIOD:                  JULY 1, 2019 - JUNE 30, 2020

******************************* FORM N-Px REPORT *******************************

ICA File Number: 81102687B
Reporting Period: 07/01/2019 - 06/30/2020
VANGUARD MUNICIPAL BOND FUNDS









================== VANGUARD INTERMEDIATE-TERM TAX-EXEMPT FUND ==================

The votes reported reflect votes cast at the Fund's discretion and exclude any votes cast pursuant to a regulatory requirement


NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND

Ticker:       NVG            Security ID:  67071L809
Meeting Date: AUG 07, 2019   Meeting Type: Annual
Record Date:  JUN 10, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director Judith M. Stockdale      For       For          Management
1c.2  Elect Director Carole E. Stone          For       For          Management
1c.3  Elect Director Margaret L. Wolff        For       For          Management
1c.4  Elect Director William C. Hunter        For       For          Management
1c.5  Elect Director Albin F. Moschner        For       For          Management


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NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND

Ticker:       NVG            Security ID:  67071L825
Meeting Date: AUG 07, 2019   Meeting Type: Annual
Record Date:  JUN 10, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director Judith M. Stockdale      For       For          Management
1c.2  Elect Director Carole E. Stone          For       For          Management
1c.3  Elect Director Margaret L. Wolff        For       For          Management
1c.4  Elect Director William C. Hunter        For       For          Management
1c.5  Elect Director Albin F. Moschner        For       For          Management


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NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND

Ticker:       NVG            Security ID:  67071L809
Meeting Date: OCT 25, 2019   Meeting Type: Special
Record Date:  JUN 25, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger of Nuveen Connecticut    For       For          Management
      Quality Municipal Income Fund With and
      Into NAMCIF Merger Sub, LLC, a
      Wholly-Owned Subsidiary of Nuveen
      AMT-Free Municipal Credit Income Fund


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NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND

Ticker:       NVG            Security ID:  67071L825
Meeting Date: OCT 25, 2019   Meeting Type: Special
Record Date:  JUN 25, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger of Nuveen Connecticut    For       For          Management
      Quality Municipal Income Fund With and
      Into NAMCIF Merger Sub, LLC, a
      Wholly-Owned Subsidiary of Nuveen
      AMT-Free Municipal Credit Income Fund


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NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND

Ticker:       NEA            Security ID:  670657774
Meeting Date: AUG 07, 2019   Meeting Type: Annual
Record Date:  JUN 10, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director Judith M. Stockdale      For       For          Management
1c.2  Elect Director Carole E. Stone          For       For          Management
1c.3  Elect Director Margaret L. Wolff        For       For          Management
1c.4  Elect Director William C. Hunter        For       For          Management
1c.5  Elect Director Albin F. Moschner        For       For          Management


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NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND

Ticker:       NEA            Security ID:  670657857
Meeting Date: AUG 07, 2019   Meeting Type: Annual
Record Date:  JUN 10, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director Judith M. Stockdale      For       For          Management
1c.2  Elect Director Carole E. Stone          For       For          Management
1c.3  Elect Director Margaret L. Wolff        For       For          Management
1c.4  Elect Director William C. Hunter        For       For          Management
1c.5  Elect Director Albin F. Moschner        For       For          Management


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NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND

Ticker:       NEA            Security ID:  670657774
Meeting Date: OCT 25, 2019   Meeting Type: Special
Record Date:  JUN 25, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds         For       For          Management
      between Nuveen North Carolina Quality
      Municipal Income Fund and Nuveen
      AMT-Free Quality Municipal Income Fund


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NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND

Ticker:       NEA            Security ID:  670657857
Meeting Date: OCT 25, 2019   Meeting Type: Special
Record Date:  JUN 25, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds         For       For          Management
      between Nuveen North Carolina Quality
      Municipal Income Fund and Nuveen
      AMT-Free Quality Municipal Income Fund

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

By:     /s/Mortimer J. Buckley
           Mortimer J. Buckley*
           Chief Executive Officer, President, and Trustee

Date:   August 27, 2020
*By:    /s/Anne E. Robinson

  Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018, see File Number 33-32216. Incorporated by Reference.